Trade And Other Receivables - Schedule Of Provision Of Impairment On Trade And Other Receivables (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Beginning Balance	€ 114	€ 114
Business combination	22	0
Increase in provision	48	39
Reversals of provision	(29)	(33)
Utilised	(19)	(10)
Other movements	6	0
Impact of currency translation	(8)	4
Ending Balance	€ 134	€ 114